Income Taxes and Related Payments - Components of deferred tax assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Deferred tax assets:
Step-up of tax basis	$ 62,044	[1]	$ 0	[1]
Contingent value rights	1,549	[2]	0	[2]
Other	883	[3]	0	[3]
Total deferred tax assets	64,476		0
Less: valuation allowance	0	[4]	0	[4]
Net deferred tax assets	$ 64,476		$ 0

[1]	Represents the step-up of tax basis from the H&F Corp Merger and the purchase of Class A common units by APAM.
[2]	The initial establishment of the CVR liability at the time of the IPO was recorded through equity. For tax purposes, this liability will result in a tax benefit when the CVRs are settled.
[3]	Represents the net deferred tax assets associated with the H&F Corp Merger and other miscellaneous deferred tax assets.
[4]	We assessed whether the deferred tax assets would be realizable and determined based on our history of taxable income that the benefits would more likely than not be realized. Accordingly, no valuation allowance is required.